Condensed Consolidated Statement of Changes in Equity - SEK (kr) kr in Millions		Share capital	Hedge reserve	Own credit risk	Defined benefit plans	Retained earnings	Total
Balance at the beginning of the period at Dec. 31, 2018		kr 3,990	kr 6	kr (117)	kr (42)	kr 14,402	kr 18,239
Net profit						536	536	[1]
Other comprehensive income			(6)	43	(22)		15
Total comprehensive income			(6)	43	(22)	536	551	[1]
Dividend						(194)	(194)
Balance at the end of the period at Jun. 30, 2019	[2]	3,990		(74)	(64)	14,744	18,596
Balance at the beginning of the period at Dec. 31, 2018		3,990	6	(117)	(42)	14,402	18,239
Net profit						1,027	1,027	[1]
Other comprehensive income			(6)	19	(3)		10
Total comprehensive income			kr (6)	19	(3)	1,027	1,037	[1]
Dividend						(194)	(194)
Balance at the end of the period at Dec. 31, 2019	[2]	3,990		(98)	(45)	15,235	19,082
Net profit						224	224	[1]
Other comprehensive income				38	(1)		37
Total comprehensive income				38	(1)	224	261	[1]
Balance at the end of the period at Jun. 30, 2020	[2]	kr 3,990		kr (60)	kr (46)	kr 15,459	kr 19,343

[1]	The entire profit is attributable to the shareholder of the Parent Company.
[2]	The entire equity is attributable to the shareholder of the Parent Company.